Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Components of Cash and Cash Equivalents

Cash and cash equivalents are comprised of:

	December 31, 2014	December 31, 2013
Cash and cash equivalents from continuing operations
Russian ruble bank accounts	16,467	21,642
U.S. dollar bank accounts	32,058	211,776
Euro bank accounts	16,346	19,243
Bank accounts in other currencies	5,250	15,155
Other	679	5,120

Total cash and cash equivalents of continuing operations	70,800	272,936
Cash and cash equivalents of discontinued operations	1,616	1,603

Total cash and cash equivalents	72,416	274,539